Property, plant and equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

8.	Property, plant and equipment, net

Cost	March 31, 2012	December 31, 2011
Buildings	$13,712,831	$13,625,189
Plant and machinery	1,563,244	1,552,234
Furniture, fixtures and equipment	5,814,453	5,668,331
Motor vehicles	445,840	443,048
	21,536,368	21,288,802
Accumulated depreciation	(4,838,350)	(4,511,548)
	16,698,018	16,777,254
Construction in progress	2,270,303	1,319,808
Net	$18,968,321	$18,097,062

(a)	An analysis of buildings, plant and machinery pledged to banks for banking loans (Note 12(d)(i)) is as follows:

Cost	March 31, 2012	December 31, 2011
Buildings	$5,505,697	$5,471,223
Accumulated depreciation	(1,471,144)	(1,420,229)
Net	$4,034,553	$4,050,994

(b)	Construction in progress

Construction in progress mainly represents expenditures in respect of the renovation of retail stores and office expansion.

11.	Property, plant and equipment, net

Property, plant and equipment are stated at cost, as follows:
	As of December 31,
	2011	2010

Buildings and improvements	$13,625,189	$12,750,902
Plant and machinery	1,552,234	1,453,435
Furniture, fixtures and equipment	5,668,331	3,055,934
Motor vehicles	443,048	420,683

	21,288,802	17,680,954
Accumulated depreciation	(4,511,548)	(3,437,366)

	16,777,254	14,243,588
Construction in progress	1,319,808	362,300

	$18,097,062	$14,605,888

(a)	An analysis of buildings, plant and machinery pledged to banks for bank loans (Note 16(d) (i)) is as follows:

	As of December 31,
	2011	2010

Buildings	$5,471,223	$6,669,969
Accumulated depreciation	(1,420,229)	(1,469,600)

	$4,050,994	$5,200,369

(b)	During the reporting periods, depreciation is included in:

	Year ended December 31,
	2011	2010

Cost of sales and overhead expense	$185,131	$156,077
Selling expenses	1,970	4,881
Administrative expenses	832,298	627,073

	$1,019,399	$788,031